Allowance for Losses on Loans - Credit Risk Profile Based on Payment Activity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 7,990,545	$ 7,866,336
Nonaccrual loans by portfolio segment	131,299	173,427
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,373,950	5,779,264
Nonaccrual loans by portfolio segment	100,460	131,193
Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	130,778	131,526
Nonaccrual loans by portfolio segment	4,560	10,634
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	302,722	211,690
Nonaccrual loans by portfolio segment	0	539
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	81,660	128,379
Nonaccrual loans by portfolio segment	2,903	13,477
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	124,984	141,844
Nonaccrual loans by portfolio segment	3,337	5,149
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	835,598	710,741
Nonaccrual loans by portfolio segment	6,573	4,185
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	625,293	406,364
Nonaccrual loans by portfolio segment	11,736	7,653
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	326,450	166,115
Nonaccrual loans by portfolio segment	477	16
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	133,631	126,942
Nonaccrual loans by portfolio segment	263	198
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	55,479	63,471
Nonaccrual loans by portfolio segment	990	383
Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,509,967	7,581,792
Grade as percentage of total gross assets	98.30%	97.80%
Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,258,688	5,647,729
Grade as percentage of total gross assets	98.10%	97.70%
Performing Loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	126,218	119,003
Grade as percentage of total gross assets	96.50%	91.80%
Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	302,722	211,151
Grade as percentage of total gross assets	100.00%	99.70%
Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	74,872	111,200
Grade as percentage of total gross assets	96.30%	89.20%
Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	118,334	136,695
Grade as percentage of total gross assets	97.30%	96.40%
Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	825,111	705,955
Grade as percentage of total gross assets	99.20%	99.40%
Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	389,423	311,557
Grade as percentage of total gross assets	97.10%	97.60%
Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	256,525	162,807
Grade as percentage of total gross assets	99.80%	100.00%
Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	111,923	112,704
Grade as percentage of total gross assets	99.80%	99.80%
Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	46,151	62,991
Grade as percentage of total gross assets	97.90%	99.40%
Non-Performing Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	213,616	272,905
Nonaccrual loans by portfolio segment	131,299	173,427
Percentage of Total Gross Loans	1.70%	2.20%
Non-Performing Loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	100,460	131,193
Percentage of Total Gross Loans	1.90%	2.30%
Non-Performing Loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	4,560	10,634
Percentage of Total Gross Loans	3.50%	8.20%
Non-Performing Loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	0	539
Percentage of Total Gross Loans	0.00%	0.30%
Non-Performing Loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	2,903	13,477
Percentage of Total Gross Loans	3.70%	10.80%
Non-Performing Loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	3,337	5,149
Percentage of Total Gross Loans	2.70%	3.60%
Non-Performing Loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	6,573	4,185
Percentage of Total Gross Loans	0.80%	0.60%
Non-Performing Loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	11,736	7,653
Percentage of Total Gross Loans	2.90%	2.40%
Non-Performing Loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	477	16
Percentage of Total Gross Loans	0.20%	0.00%
Non-Performing Loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	263	198
Percentage of Total Gross Loans	0.20%	0.20%
Non-Performing Loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 990	$ 383
Percentage of Total Gross Loans	2.10%	0.60%